SIGNIFICANT TRANSACTIONS (Tables)	12 Months Ended
Jun. 30, 2026
SIGNIFICANT TRANSACTIONS
Schedule of assets subject to foreclosure and discontinued operations

Net assets reclassified as subject to foreclosure	194,905,248
Consideration offered net of court-awarded expenses	(13,600,000)
Net loss from foreclosure	181,305,248

Amount
Current assets
Cash and cash equivalents	555,828
Trade receivables	22,427,071
Other receivables	3,046,129
Inventories	12,742,121
Non-current assets
Other receivables	2,229,671
Investment properties	568,967
Property, plant and equipment	12,171,900
Intangible assets	89,619,466
Goodwill	76,089,749
Right of use asset	4,884,724
Total assets subject to foreclosure	224,335,626

Current liabilities
Trade and other payables	20,483,115
Borrowings	21,046
Employee benefits and social security	369,852
Consideration for acquisition	7,530
Lease liabilities	988,531
Non-current liabilities
Borrowings	3,024,032
Deferred revenue and advances from customers	383,422
Lease liabilities	4,152,850
Total liabilities subject to foreclosure	29,430,378

Net assets subject to foreclosure	194,905,248

	06/30/2026	06/30/2025	06/30/2024
Revenues from contracts with customers	24,253,498	45,682,930	44,390,009
Cost of sales	(7,900,947)	(19,039,880)	(15,186,193)
Changes in the net realizable value of agricultural products after harvest	—	(428)	—
Research and development expenses	(3,577,786)	(5,459,224)	(8,810,509)
Selling, general and administrative expenses	(12,779,498)	(29,412,227)	(26,715,997)
Other income or expenses, net	129,029	(604,829)	40,903
Operating profit /(loss)	124,296	(8,833,658)	(6,281,787)

Financial cost	(361,892)	(3,760,311)	(2,061,990)
Other financial results	243,043	1,539,854	(2,844,412)
Loss before income tax	5,447	(11,054,115)	(11,188,189)

Income tax	(205,166)	1,344,872	2,825,034
Loss for the year from discontinued operations	(199,719)	(9,709,243)	(8,363,155)